Marketable securities - (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Unrealized loss	$ 265	$ 2,885
Continuous unrealized loss for more than 12 month	250	2,477
Interest Receivable	$ 3,492	$ 3,354